SEGMENTED DISCLOSURE (Tables)	12 Months Ended
Mar. 31, 2024
Operating segments [Abstract]
Disclosure of geographical areas
Geographic segmentation of revenues is determined based on revenues by customer location. Non-current assets represent property, plant and equipment, right-of-use assets and intangible assets that are attributable to individual geographic segments, based on location of the respective operations.

As at	March 31, 2024
	Right-of-use assets	Property, plant and equipment	Intangible assets
Canada	$30,483	$62,895	$28,558
United States	11,273	143,642	434,039
Germany	24,849	35,158	38,945
Italy	16,819	39,439	133,447
Other Europe	17,627	13,581	34,672
Other	4,610	2,262	9,886
Total Company	$105,661	$296,977	$679,547

As at	March 31, 2023
	Right-of-use assets	Property, plant and equipment	Intangible assets
Canada	$21,384	$57,589	$25,584
United States	12,514	111,702	334,731
Germany	25,250	35,848	43,291
Italy	21,136	40,645	145,217
Other Europe	9,031	16,049	33,729
Other	4,897	1,286	10,658
Total Company	$94,212	$263,119	$593,210

Revenues from external customers for the years ended	March 31 2024	March 31 2023
Canada	$113,386	$103,149
United States	1,488,331	1,338,689
Germany	284,335	249,593
Italy	117,117	80,358
Other Europe	588,604	481,646
Other	441,110	323,949
Total Company	$3,032,883	$2,577,384